Long-Term Loans	12 Months Ended
Dec. 31, 2024
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
24.
LONG-TERM LOANS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Unsecured bank loans	—	$35
Less: Current portion	(1,600)	(4)
	$-	$1,631

The annual interest rates of bank loans were as follows:

	December 31
	2023	2024
Secured bank loans	1.87%	2.09%
Unsecured bank loans	—	2.22%

LED obtained a secured loan from Chang Hwa Bank with monthly interest payments. LED entered into a contract with Chang Hwa Bank to renew the contract upon the maturity of the aforementioned contract in August 2024, and the due date of the renewed contract is September 2027.

CLPT entered into an unsecured loan contract with Mega International Commercial Bank, interest is paid monthly, and the principal will be repaid in 48 equal installments from August 2025 to July 2029.